The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Core Plus Fixed Income Portfolio (“Class I”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion.

Please retain this supplement for future reference.

LIT SPT UFIPX 11/04

The Universal Institutional Funds, Inc. Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Core Plus Fixed Income Portfolio (“Class II”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion.

Please retain this supplement for future reference.

LIT SPT UFIPXII 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Emerging Markets Debt Portfolio (“Class II”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.

Please retain this supplement for future reference.

LIT SPT UEMDXII 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Emerging Markets Debt Portfolio (“Class I”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.

Please retain this supplement for future reference.

LIT SPT UEMDX 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Emerging Markets Equity Portfolio (Class II”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 1.25% of the portion of the daily net assets not exceeding $500 million; 1.20% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 1.15% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; and 1.00% of the daily net assets exceeding $2.5 billion.

Please retain this supplement for future reference.

LIT SPT UEMEXII 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Emerging Markets Equity Portfolio (“Class I”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 1.25% of the portion of the daily net assets not exceeding $500 million; 1.20% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 1.15% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; and 1.00% of the daily net assets exceeding $2.5 billion.

Please retain this supplement for future reference.

LIT SPT UEMEX 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Equity and Income Portfolio (“Class II”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.50% of the portion of the daily net assets not exceeding $150 million; 0.45% of the portion of the daily net assets exceeding $150 million but not exceeding $250 million; 0.40% of the portion of the daily net assets exceeding $250 million but not exceeding $350 million; and 0.35% of the daily net assets exceeding $350 million.

Please retain this supplement for future reference.

LIT SPT EIII 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Equity Growth Portfolio

(“Class II”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the daily net assets exceeding $3 billion.

Please retain this supplement for future reference.

LIT SPT EGII 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Equity Growth Portfolio

(“Class I”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the daily net assets exceeding $3 billion.

Please retain this supplement for future reference.

LIT SPT EG 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Global Value Equity Portfolio

(“Class I”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.67% of the portion of the daily net assets not exceeding $1 billion; 0.645% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% of the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% of the daily net assets exceeding $4.5 billion.

Please retain this supplement for future reference.

LIT SPT UGEPX 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

High Yield Portfolio

(“Class I”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.45% of the portion of the daily net assets not exceeding $1.5 billion; and 0.40% of the portion of the daily net assets exceeding $1.5 billion.

Please retain this supplement for future reference.

LIT SPT UHYPX 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

High Yield Portfolio

(“Class II”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.45% of the portion of the daily net assets not exceeding $1.5 billion; and 0.40% of the portion of the daily net assets exceeding $1.5 billion.

Please retain this supplement for future reference.

LIT SPT UHYPXII 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

Small Company Growth Portfolio

(“Class II”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.92% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the portion of the daily net assets exceeding $1 billion.

Please retain this supplement for future reference.

LIT SPT SC 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

U.S. Mid Cap Value Portfolio

(“Class II”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.72% of the portion of the daily net assets not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.

Please retain this supplement for future reference.

LIT SPT UMCVXII 11/04

The Universal Institutional Funds, Inc.

Prospectus Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated November 1, 2004 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004 of:

U.S. Mid Cap Value Portfolio

(“Class I”)

Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.72% of the portion of the daily net assets not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.

Please retain this supplement for future reference.

LIT SPT UMCVX 11/04

The Universal Institutional Funds, Inc.

Statement of Additional Information Supplement

November 1, 2004

The Universal Institutional Funds, Inc.

Supplement dated

November 1, 2004 to The Universal Institutional

Funds, Inc. Statement of Additional Information dated May 1, 2004

The table that summarizes the permissible investments for each Portfolio is hereby updated by adding an “X” for the Value Portfolio in the “Real Estate Investing—REITs” row.

The table that summarizes the permissible investments for each Portfolio is hereby updated by adding an “X” for the Core Plus Fixed Income Portfolio in the “Eurodollar Obligations” row.

The paragraph on page 23 entitled “Yankee Dollar Obligations” is hereby deleted in its entirety and replaced with the following:

Yankee Dollar Obligations: Yankee dollar obligations are Fixed Income Securities. Yankee bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, to a limited extent, Yankee dollar obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

The paragraph on page 24 entitled “Eurodollar Obligations” is hereby deleted in its entirety and replaced with the following:

Eurodollar Obligations: Eurodollar obligations may include bonds issued and denominated in euros (the new currency unit implemented on January 1, 1999 by the countries participating in the EMU). Eurodollar obligations may be issued by government and corporate issuers in Europe. Eurodollar bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks.

Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

Please retain this supplement for future reference.